Subsequent Events Subsequent Events Footnote Tagging (Details)		3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
		Mar. 31, 2015 USD ($) Integer Unit	Mar. 31, 2014 USD ($) Unit	Jun. 30, 2014 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)		Dec. 31, 2012 USD ($)	Sep. 30, 2013	Dec. 31, 2010 USD ($)	Sep. 30, 2010 Integer
Subsequent Event [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust						$ 338,861,752		$ 219,511,490
Available-for-sale Securities, Gross Realized Gain (Loss)						(2,413,713)		(651,849)
Debt financing						345,359,000		257,274,000
Available-for-sale Securities						70,601,045		68,946,370
Derivative, Fixed Interest Rate											3.00%
Restricted cash debt collateral						1,699,973		(3,992,848)		$ 7,247,341
Lost Creek [Member]
Subsequent Event [Line Items]
Proceeds from Sale of Available-for-sale Securities			$ 18,700,000	$ 18,700,000
Available-for-sale Securities, Amortized Cost Basis, Held in Trust								15,883,084	[1]			$ 15,900,000
Available-for-sale Securities, Gross Realized Gain (Loss)			$ 2,800,000
Harden Ranch [Member]
Subsequent Event [Line Items]
Number of Units in Real Estate Property | Unit			100
Decatur-Angle [Member]
Subsequent Event [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[2]					$ 23,000,000
Available-for-sale Securities			$ 23,000,000
Number of Units in Real Estate Property | Unit			302
Debt Instrument, Interest Rate, Stated Percentage			5.80%			5.75%	[2]
Available-for-sale Security, Maturity Date at a point in time			Jan. 01, 2054			Jan. 01, 2054	[2]
TEB Facility [Member]
Subsequent Event [Line Items]
Debt financing						$ 76,400,000		$ 93,000,000
Debt, Weighted Average Interest Rate						2.00%		2.03%
Debt Instrument, Interest Rate, Stated Percentage						0.07%		0.13%
Number of Available for Sale Securities, Held in a Trust | Integer													13
Series A [Member] | Lost Creek [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage								6.25%
Available-for-sale Security, Maturity Date at a point in time								Jun. 01, 2041
Series A [Member] | Harden Ranch [Member]
Subsequent Event [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[3]					$ 6,960,000
Available-for-sale Securities			$ 7,000,000
Debt Instrument, Interest Rate, Stated Percentage			5.80%			5.75%	[3]
Available-for-sale Security, Maturity Date at a point in time			Mar. 01, 2030			Mar. 01, 2030	[3]
Series B [Member] | Harden Ranch [Member]
Subsequent Event [Line Items]
Available-for-sale Securities			$ 2,300,000			$ 2,338,499
Debt Instrument, Interest Rate, Stated Percentage		8.00%			5.50%	5.50%
Available-for-sale Security, Maturity Date at a point in time			Mar. 01, 2016			Mar. 01, 2016
SMBC Capital Markets, Inc [Member]
Subsequent Event [Line Items]
Derivative Asset, Notional Amount					$ 41,250,000
Derivative, Fixed Interest Rate					1.00%
Derivative, Maturity Date at a point in time					Mar. 01, 2017
Deriviative at purchase price					$ 230,500
Subsequent Event [Member] | Concord at Gulfgate [Member]
Subsequent Event [Line Items]
Number of Units in Real Estate Property | Unit		288
Subsequent Event [Member] | Concord at Little York [Member]
Subsequent Event [Line Items]
Number of Units in Real Estate Property | Unit		276
Subsequent Event [Member] | Concord at Williamcrest [Member]
Subsequent Event [Line Items]
Number of Units in Real Estate Property | Unit		288
Subsequent Event [Member] | Concord Portfolio [Member]
Subsequent Event [Line Items]
Number of Available for Sale Securities, Held in a Trust | Integer		3
Subsequent Event [Member] | Series A [Member] | Concord at Gulfgate [Member]
Subsequent Event [Line Items]
Available-for-sale Securities		$ 17,100,000
Subsequent Event [Member] | Series A [Member] | Concord at Little York [Member]
Subsequent Event [Line Items]
Available-for-sale Securities		12,500,000
Subsequent Event [Member] | Series A [Member] | Concord at Williamcrest [Member]
Subsequent Event [Line Items]
Available-for-sale Securities		$ 18,000,000
Subsequent Event [Member] | Series A [Member] | Concord Portfolio [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		6.00%
Debt Instrument, Maturity Date		Feb. 01, 2032
Subsequent Event [Member] | Series B [Member] | Concord at Gulfgate [Member]
Subsequent Event [Line Items]
Available-for-sale Securities		$ 2,100,000
Subsequent Event [Member] | Series B [Member] | Concord at Little York [Member]
Subsequent Event [Line Items]
Available-for-sale Securities		1,000,000
Subsequent Event [Member] | Series B [Member] | Concord at Williamcrest [Member]
Subsequent Event [Line Items]
Available-for-sale Securities		$ 2,800,000
Subsequent Event [Member] | Series B [Member] | Concord Portfolio [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		12.00%
Debt Instrument, Maturity Date		Mar. 01, 2032
Trading Securities [Member]
Subsequent Event [Line Items]
Debt financing						$ 174,250,000		$ 164,295,000
Trading Securities [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Restricted cash debt collateral		$ 6,600,000
Trading Securities [Member] | Subsequent Event [Member] | TOB facility-15, 16, and 17 [Member]
Subsequent Event [Line Items]
Debt financing		$ 33,300,000
Trading Securities [Member] | Subsequent Event [Member] | TOB facility-15 [Member]
Subsequent Event [Line Items]
Debt, Weighted Average Interest Rate		2.80%
Available-for-sale Security, Maturity Date at a point in time		Feb. 19, 2018

[1]	Bonds owned by ATAX TEBS I, LLC, Note 11
[2]	Bond held by Deutsche Bank in a secured financing transaction, Note 11
[3]	(3) Bonds owned by ATAX TEBS II, LLC, Note 11